Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total notional value of asset and liability management derivative positions	$ 62,000,000,000
Notional amount of asset and liability management derivative positions designated as fair value or cash flow or net investment hedge	12,800,000,000
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	404,000,000	489,000,000
Estimated loss to be reclassified from other comprehensive income (loss) into earnings for next 12 months	133,000,000
Forward commitments to sell mortgage loans	18,500,000,000
Hedged mortgage loans held for sale	7,400,000,000
Unfunded mortgage loan commitments	15,100,000,000
Fair value of derivatives under collateral agreements in a net liability position	1,600,000,000
Collateral posted by company netted against net liability position	$ 1,200,000,000